Investments in Marketable Securities - Schedule of Investments in Marketable Securities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)
Investments in Marketable Securities [Abstract]
Beginning of the financial year/period	RM 29,183,340	$ 7,149,275	RM 22,594,500
Additions	24,125,899	5,910,313	46,097,013
Disposals	(21,917,815)	(5,369,381)		$ (43,174,117)
Fair value (loss)/gain, before investment charges, recognized for the year/period	1,846,365	452,319	3,665,944
End of the financial year/period	RM 33,237,789	$ 8,142,525	RM 29,183,340	$ 7,149,275